GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Changes in carrying amount of goodwill

	Thousands of Yen
	Japan	U.S.	Other	Total
Balance at March 31, 2014
Goodwill	¥—	¥—	¥—	¥—
Accumulated impairment losses	—	—	—	—

	—	—	—	—

Acquisition	—	150,881	—	150,881

Translation adjustments	—	24,546	—	24,546

Balance at March 31, 2015
Goodwill	—	175,427	—	175,427
Accumulated impairment losses	—	—	—	—

	¥—	¥175,427	¥—	¥175,427

Intangible assets excluding capitalized computer software costs
Finite-Lived Intangible Assets [Line Items]
Components of intangible assets subject to amortization

	Thousands of Yen
	2014		2015
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Customer relationships	¥—	¥—	¥387,909	¥15,085
Licenses	—	—	42,060	8,178
Trademarks	10,383	1,297	28,326	6,075
Other	4,867	790	18,313	2,345

	¥15,250	¥2,087	¥476,608	¥31,683

Estimated aggregate amortization expense of intangible assets except for capitalized software costs for each of the next five years
Year Ending March 31	Thousands of Yen
2016	¥49,761
2017	46,291
2018	35,634
2019	29,792
2020	29,792